Financial assets and liabilities (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	R$ 2,054,267	R$ 2,195,161
Financial liabilities, at fair value	2,056,492	2,196,152
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	2,054,267	2,195,161
Financial liabilities, at fair value	R$ 2,056,492	R$ 2,196,152